Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 01, 2017
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded AlphaDEX Fund
CIK	dei_EntityCentralIndexKey	0001383496
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 01, 2017
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2017
Prospectus Date	rr_ProspectusDate	Dec. 01, 2017